Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows period	P5Y
Impairment charge	$ 0	$ (21,673)
Goodwill	$ 135,186	134,008
WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charge		$ 21,673
Discount rate	14.00%	13.00%
Growth rate	2.00%
Recoverable amount of cash generating units		$ 37,836
Goodwill	$ 4,633	4,130
Disposal cost		$ 656
WNS Auto Claims BPM [member] | Annual Growth Rate [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate		2.50%
WNS Auto Claims BPM [member] | Perpetual Growth Rate [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate		2.00%